Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,385,250.00
Total Fee Amount	1,434.20
Total Offset Amount	0.00
Net Fee	$ 1,434.20
Offering Table N/A
Offset Table N/A	N/A